Leases (Tables)	12 Months Ended
Dec. 31, 2019
20. Leases
Finance lease receivables

The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date:

	2019				2018
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group	-	-	-	-
Not more than one year	1,403	(115)	1,288	77	1,333	(110)	1,223	86
One to two year	909	(76)	833	53	827	(69)	758	53
Two to three year	593	(49)	544	45	599	(49)	550	55
Three to four year	354	(28)	326	43	401	(38)	363	20
Four to five year	123	(8)	115	19	185	(15)	170	20
Over five years	115	(17)	98	22	381	(44)	337	22
Total	3,497	(293)	3,204	259	3,726	(325)	3,401	256

Finance lease income

Finance lease income

Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

Barclays Bank Group
2019
£m
Finance income from net investment in lease	141
Profit on sales	6

Lease liabilities and Lease liabilities maturity analysis
Lease liabilities	Barclays Bank Group
2019
£m
As at 31 December 2018	-
Effect of changes in accounting policies (see Note 1)	569
As at 1 January 2019	569
Interest expense	25
New leases	43
Disposals	(7)
Cash payments	(106)
Exchange and other movements	5
As at 31 December 2019 (see Note 22)	529

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group	Barclays Bank PLC
	2019	2019
	£m	£m
Not more than one year	112	34
One to two years	86	30
Two to three years	66	28
Three to four years	57	27
Four to five years	52	26
Five to ten years	199	120
Greater than ten years	84	53
Total undiscounted lease liabilities as at 31 December 2019	656	318

Future minimum lease payments under non-cancellable operating leases

The prior year comparative table for future minimum lease payments by the Barclays Bank Group under non-cancellable operating leases are as follows:

Barclays Bank Group
2018
Property
£m
Not more than one year	115
Over one year but not more than five years	258
Over five years	698
Total	1,071